Members’ Distributions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Members’ Distributions

Note 4 – Members’ Distributions

Members’ distributions totaling $573,504 and $840,062 were paid out during the six months ended June 30, 2023 and 2022, respectively. Distributions payable to the members totaled $202,422 and $187,786 at June 30, 2023 and 2022, respectively.

Note 4 – Members’ Distributions

Members’ distributions totaling $1,842,353 and $1,966,316 were paid out during the years ended December 31, 2022 and 2021, respectively. Distributions payable to the members totaled $533,690 and $426,734 at December 31, 2022 and 2021, respectively.